Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023
Corporate Bonds 48 .9%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Arconic Corp.
6.125%, 02/15/28
(a)
390,000 400,299
Boeing Co. (The)
5.150%, 05/01/30 321,000 318,375
Bombardier, Inc.
7.125%, 06/15/26
(a)
700,000 694,374
7.875%, 04/15/27
(a)
200,000 199,539
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 689,192
Spirit AeroSystems, Inc.
9.375%, 11/30/29
(a)
530,000 567,860
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 419,695
Textron, Inc.
3.000%, 06/01/30 86,000 74,847
3.900%, 09/17/29 23,000 21,172
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,271,000 2,260,341
Total 5,645,694
Airlines 1.5%
Air Canada
3.875%, 08/15/26
(a)
407,000 378,202
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
632,500 623,220
5.750%, 04/20/29
(a)
1,993,000 1,931,873
Delta Air Lines, Inc.
7.375%, 01/15/26 1,062,000 1,102,317
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
961,000 907,511
Southwest Airlines Co.
2.625%, 02/10/30 50,000 42,778
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 96,613
4.625%, 04/15/29
(a)
1,756,000 1,591,956
Total 6,674,470
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 323,000 277,141
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 84,998
Total 362,139
Automotive 0.9%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
240,000 203,025
Aptiv PLC
4.350%, 03/15/29 100,000 96,688
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
586,000 585,702
Ford Motor Co.
3.250%, 02/12/32 1,232,000 973,512
Ford Motor Credit Co. LLC
3.375%, 11/13/25 820,000 766,705
General Motors Co.
5.600%, 10/15/32 300,000 293,752
General Motors Financial Co., Inc.
3.600%, 06/21/30 258,000 225,529
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 346,000 318,997
Lear Corp.
4.250%, 05/15/29 100,000 94,465
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nissan Motor Co. Ltd.
4.810%, 09/17/30
(a)
408,000 367,460
Total 3,925,835
Banking 1.6%
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 477,979
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(b)
250,000 195,920
Barclays PLC
2.894%, (US 1 Year CMT T-Note +
1.300%), 11/24/32
(b)
700,000 557,401
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
446,000 433,320
Citigroup, Inc.
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
500,000 507,265
Citizens Financial Group, Inc.
2.638%, 09/30/32 288,000 213,284
Deutsche Bank AG/New York NY
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
550,000 429,145
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
302,000 284,104
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
740,000 671,233
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 149,297
KeyCorp
Series MTN, 2.550%, 10/01/29 138,000 110,989
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
486,000 370,611
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
551,000 521,940
NatWest Group PLC
3.032%, (US 5 Year CMT T-Note +
2.350%), 11/28/35
(b)
500,000 389,143
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 172,312
Synchrony Financial
5.150%, 03/19/29 85,000 79,333
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
802,000 698,804
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
200,000 194,101
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
557,000 428,474
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
190,000 177,249
Total 7,061,904
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 84,809

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CI Financial Corp.
3.200%, 12/17/30 260,000 199,645
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 178,586
3.625%, 10/01/31
(a)
450,000 283,318
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
350,000 298,798
Jefferies Financial Group, Inc.
2.750%, 10/15/32 150,000 115,407
Nasdaq, Inc.
1.650%, 01/15/31 123,000 96,461
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 246,744
3.103%, 01/16/30 200,000 170,189
Total 1,673,957
Building Materials 0.5%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
565,000 490,551
Martin Marietta Materials, Inc.
2.400%, 07/15/31 200,000 163,476
Masco Corp.
2.000%, 02/15/31 345,000 274,109
Owens Corning
3.875%, 06/01/30 200,000 183,398
Standard Industries, Inc.
3.375%, 01/15/31
(a)
344,000 277,600
4.375%, 07/15/30
(a)
822,000 714,415
Total 2,103,549
Cable and Satellite 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,000,000 820,961
4.750%, 03/01/30
(a)
1,538,000 1,331,078
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 394,000 319,211
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,080,000 1,033,764
CSC Holdings LLC
4.500%, 11/15/31
(a)
1,142,000 819,082
6.500%, 02/01/29
(a)
270,000 229,370
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,752,000 1,436,357
5.750%, 12/01/28
(a)
1,325,000 1,022,311
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,380,000 1,259,426
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
596,000 559,720
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
29,000 26,944
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 183,998
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
800,000 673,460
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
940,000 868,467
VZ Secured Financing BV
5.000%, 01/15/32
(a)
775,000 629,862
Ziggo BV
4.875%, 01/15/30
(a)
350,000 296,010
Total 11,510,021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chemicals 0.5%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
776,000 720,189
Celanese US Holdings LLC
6.379%, 07/15/32 250,000 252,763
Dow Chemical Co. (The)
4.800%, 11/30/28 244,000 241,933
FMC Corp.
3.450%, 10/01/29 46,000 40,346
Huntsman International LLC
2.950%, 06/15/31 50,000 40,244
LYB International Finance III LLC
2.250%, 10/01/30 100,000 81,802
NewMarket Corp.
2.700%, 03/18/31 26,000 21,344
Sherwin-Williams Co. (The)
2.950%, 08/15/29 185,000 164,699
Tronox, Inc.
4.625%, 03/15/29
(a)
500,000 414,287
Westlake Corp.
3.375%, 06/15/30 114,000 99,084
Total 2,076,691
Construction Machinery 0.3%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 421,309
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
48,000 46,111
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
384,000 365,798
United Rentals North America, Inc.
3.875%, 02/15/31 560,000 482,410
Total 1,315,628
Consumer Cyclical Services 1.1%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 384,818
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
447,000 427,381
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 435,088
Block Financial LLC
2.500%, 07/15/28 90,000 76,754
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
414,000 376,827
eBay, Inc.
2.600%, 05/10/31 316,000 263,707
Expedia Group, Inc.
2.950%, 03/15/31 46,000 38,778
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
802,000 707,581
5.750%, 04/15/26
(a)
325,000 318,703
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, 04/15/30
(a)
408,000 294,270
Service Corp International
3.375%, 08/15/30 435,000 362,704
Uber Technologies, Inc.
4.500%, 08/15/29
(a)
500,000 462,053
8.000%, 11/01/26
(a)
500,000 509,874
Total 4,658,538
Consumer Products 0.3%
Coty, Inc.
5.000%, 04/15/26
(a)
300,000 289,243

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Haleon US Capital LLC
3.625%, 03/24/32 1,000,000 894,923
Whirlpool Corp.
2.400%, 05/15/31 60,000 48,783
4.750%, 02/26/29 63,000 61,382
Total 1,294,331
Diversified Manufacturing 1.1%
Carlisle Cos., Inc.
2.750%, 03/01/30 250,000 213,668
Chart Industries, Inc.
7.500%, 01/01/30
(a)
750,000 769,483
Dover Corp.
2.950%, 11/04/29 80,000 70,274
Emerald Debt Merger Sub LLC
6.625%, 12/15/30
(a)
600,000 597,157
Flowserve Corp.
3.500%, 10/01/30 128,000 110,203
RTX Corp.
4.125%, 11/16/28 206,000 197,822
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,094,000 1,023,255
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 269,228
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 364,086
7.250%, 06/15/28
(a)
857,000 875,023
Xylem, Inc.
2.250%, 01/30/31 160,000 133,078
Total 4,623,277
Electric 1.8%
AES Corp. (The)
2.450%, 01/15/31 100,000 81,577
Ameren Corp.
3.500%, 01/15/31 112,000 100,024
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 81,638
Avangrid, Inc.
3.800%, 06/01/29 29,000 26,592
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 689,904
5.125%, 03/15/28
(a)
395,000 358,196
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
555,000 459,842
4.750%, 03/15/28
(a)
126,000 116,807
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 404,207
4.250%, 06/01/28 38,000 36,484
Duke Energy Corp.
2.450%, 06/01/30 331,000 278,225
Entergy Corp.
2.400%, 06/15/31 380,000 306,664
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 150,777
Exelon Corp.
5.300%, 03/15/33 250,000 249,830
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 127,646
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 432,309
2.250%, 06/01/30 95,000 78,955
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NRG Energy, Inc.
3.625%, 02/15/31
(a)
49,000 38,446
3.875%, 02/15/32
(a)
631,000 488,078
Pacific Gas and Electric Co.
2.500%, 02/01/31 178,000 140,788
4.550%, 07/01/30 165,000 150,024
PG&E Corp.
5.000%, 07/01/28 130,000 120,266
5.250%, 07/01/30 840,000 756,593
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 157,825
Puget Energy, Inc.
4.100%, 06/15/30 240,000 217,126
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 312,934
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 769,624
5.625%, 02/15/27
(a)
427,000 412,885
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 158,777
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 280,495
Total 7,983,538
Environmental 0.2%
Republic Services, Inc.
1.750%, 02/15/32 48,000 37,477
2.375%, 03/15/33 305,000 244,927
Waste Connections, Inc.
4.250%, 12/01/28 237,000 229,163
Waste Management, Inc.
1.150%, 03/15/28 305,000 260,014
1.500%, 03/15/31 131,000 103,898
Total 875,479
Finance Companies 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,158,000 947,914
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 448,000 360,670
Aon Corp.
2.800%, 05/15/30 400,000 346,659
Blackstone Secured Lending Fund
2.850%, 09/30/28 150,000 124,169
First American Financial Corp.
4.000%, 05/15/30 100,000 87,450
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
420,000 388,173
GATX Corp.
4.700%, 04/01/29 86,000 82,205
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
596,049 561,781
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 353,178
OneMain Finance Corp.
4.000%, 09/15/30 500,000 393,362
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 529,789
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
500,000 411,571
Total 4,586,921

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 24,000 22,173
Aramark Services, Inc.
5.000%, 02/01/28
(a)
483,000 456,449
6.375%, 05/01/25
(a)
100,000 100,160
Campbell Soup Co.
2.375%, 04/24/30 49,000 41,086
Constellation Brands, Inc.
3.150%, 08/01/29 444,000 400,487
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
300,000 295,734
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 97,715
General Mills, Inc.
4.950%, 03/29/33 250,000 247,413
Ingredion, Inc.
2.900%, 06/01/30 55,000 47,391
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
22,000 21,279
5.750%, 04/01/33
(a)
240,000 230,251
JM Smucker Co. (The)
2.375%, 03/15/30 245,000 207,795
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 324,878
Kraft Heinz Foods Co.
3.750%, 04/01/30 275,000 254,670
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
630,000 555,993
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 35,570
2.500%, 04/15/30 129,000 109,003
Mondelez International, Inc.
2.750%, 04/13/30 187,000 163,185
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
767,000 742,495
Pilgrim's Pride Corp.
3.500%, 03/01/32 240,000 193,891
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,148,000 1,011,956
Sysco Corp.
5.950%, 04/01/30 95,000 99,115
US Foods, Inc.
6.250%, 04/15/25
(a)
644,000 645,295
Total 6,303,984
Foreign Agencies 2.7%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,472,741
DP World Crescent Ltd.
Series REGS, 4.848%, 09/26/28 850,000 840,137
Ecopetrol SA
6.875%, 04/29/30 449,000 422,802
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 1,830,000 1,720,449
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 913,787
Series REGS, 3.650%, 07/30/29 312,000 288,616
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 1,100,000 1,103,282
Petroleos Mexicanos
6.625%, 06/15/35 4,800,000 3,382,752
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.700%, 02/16/32 39,000 29,999
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 614,000 549,964
4.500%, 06/18/29 1,000,000 931,376
Total 11,655,905
Foreign Government Obligations 1.8%
DP World PLC
Series REGS, 6.850%, 07/02/37 1,750,000 1,915,823
Ecopetrol SA
8.875%, 01/13/33 3,956,000 4,054,505
Petrobras Global Finance BV
6.500%, 07/03/33 2,000,000 1,968,322
Total 7,938,650
Gaming 2.2%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
620,000 555,088
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
1,710,000 1,699,033
7.000%, 02/15/30
(a)
575,000 580,747
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
75,000 75,706
CDI Escrow Issuer, Inc.
5.750%, 04/01/30
(a)
650,000 603,775
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 175,395
Las Vegas Sands Corp.
3.500%, 08/18/26 1,160,000 1,085,104
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
1,160,000 988,008
Sands China Ltd.
5.900%, 08/08/28 1,780,000 1,729,962
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
700,000 538,377
VICI Properties LP
5.125%, 05/15/32 700,000 658,015
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
846,000 714,048
5.625%, 08/26/28
(a)
200,000 178,541
Total 9,581,799
Health Care 2.3%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 238,300
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 170,109
Baxter International, Inc.
2.539%, 02/01/32 518,000 419,230
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 242,437
Boston Scientific Corp.
2.650%, 06/01/30 59,000 51,124
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
83,000 74,020
Cigna Group (The)
2.400%, 03/15/30 240,000 203,424
CommonSpirit Health
2.782%, 10/01/30 48,000 40,477
CVS Health Corp.
3.250%, 08/15/29 765,000 688,096
DaVita, Inc.
3.750%, 02/15/31
(a)
1,306,000 1,043,763
4.625%, 06/01/30
(a)
508,000 433,787

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DH Europe Finance II Sarl
2.600%, 11/15/29 24,000 21,306
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 545,581
HCA, Inc.
3.500%, 09/01/30 650,000 571,463
Hologic, Inc.
3.250%, 02/15/29
(a)
548,000 479,637
IQVIA, Inc.
5.000%, 05/15/27
(a)
525,000 506,663
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 66,942
Medline Borrower LP
3.875%, 04/01/29
(a)
2,036,000 1,784,047
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 140,113
Quest Diagnostics, Inc.
2.800%, 06/30/31 78,000 66,934
Revvity, Inc.
3.300%, 09/15/29 40,000 35,892
Smith & Nephew PLC
2.032%, 10/14/30 376,000 302,969
Tenet Healthcare Corp.
4.875%, 01/01/26 1,317,000 1,274,921
6.125%, 06/15/30 485,000 471,583
6.250%, 02/01/27 61,000 59,843
Universal Health Services, Inc.
2.650%, 10/15/30 290,000 234,847
Total 10,167,508
Healthcare Insurance 0.3%
Centene Corp.
3.000%, 10/15/30 880,000 736,330
Elevance Health, Inc.
2.550%, 03/15/31 320,000 268,928
Humana, Inc.
2.150%, 02/03/32 226,000 177,732
Total 1,182,990
Healthcare REIT 0.4%
Healthcare Realty Holdings LP
3.100%, 02/15/30 256,000 220,144
Healthpeak OP LLC
3.000%, 01/15/30 180,000 156,905
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 486,106
4.625%, 08/01/29 290,000 231,103
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 83,344
3.625%, 10/01/29 276,000 232,266
Physicians Realty LP
2.625%, 11/01/31 150,000 117,145
Ventas Realty LP
4.400%, 01/15/29 97,000 91,131
Welltower OP LLC
2.800%, 06/01/31 230,000 190,803
Total 1,808,947
Home Construction 0.1%
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 295,852
Independent Energy 1.4%
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 517,355
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
500,000 514,366
8.750%, 07/01/31
(a)
500,000 517,481
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,020,000 903,000
6.750%, 03/01/29
(a)
84,000 78,381
ConocoPhillips
4.300%, 08/15/28 76,000 73,515
Coterra Energy, Inc.
4.375%, 03/15/29 230,000 217,114
Devon Energy Corp.
4.500%, 01/15/30 324,000 307,013
Diamondback Energy, Inc.
3.500%, 12/01/29 206,000 187,986
6.250%, 03/15/33 250,000 261,165
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
17,000 16,577
MEG Energy Corp.
7.125%, 02/01/27
(a)
26,000 26,359
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
300,000 298,742
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,109,000 1,017,589
Occidental Petroleum Corp.
6.625%, 09/01/30 142,000 148,916
Pioneer Natural Resources Co.
2.150%, 01/15/31 376,000 307,865
Southwestern Energy Co.
4.750%, 02/01/32 853,000 758,450
Total 6,151,874
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 226,000 194,772
Integrated Energy 0.1%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
320,000 304,515
Leisure 1.1%
Carnival Corp.
4.000%, 08/01/28
(a)
1,120,000 994,814
5.750%, 03/01/27
(a)
289,000 267,256
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
630,000 686,510
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 613,137
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 270,584
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
755,000 759,213
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 486,815
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(a)
544,000 576,582
Total 4,654,911
Life Insurance 0.3%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 135,066
6.150%, 04/03/30 12,000 12,153
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 423,309

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Globe Life, Inc.
2.150%, 08/15/30 200,000 160,274
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
420,000 383,400
Total 1,114,202
Lodging 0.4%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 172,735
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
1,311,000 1,099,360
Hyatt Hotels Corp.
4.375%, 09/15/28 66,000 62,431
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 284,000 271,499
Total 1,606,025
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 72,236
Media and Entertainment 1.6%
AMC Networks, Inc.
4.250%, 02/15/29 335,000 186,358
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
713,000 654,952
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 193,746
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
796,000 549,717
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 160,000 130,004
4.750%, 03/30/30 52,000 50,030
News Corp.
3.875%, 05/15/29
(a)
489,000 431,401
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
1,235,000 1,089,081
Paramount Global
4.950%, 01/15/31 31,000 27,761
RELX Capital, Inc.
3.000%, 05/22/30 290,000 257,065
ROBLOX Corp.
3.875%, 05/01/30
(a)
404,000 341,678
TEGNA, Inc.
4.625%, 03/15/28 155,000 139,555
5.000%, 09/15/29 901,000 802,818
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 760,242
6.625%, 06/01/27
(a)
290,000 282,115
Warnermedia Holdings, Inc.
4.279%, 03/15/32 1,280,000 1,134,192
Total 7,030,715
Media Cable 0.7%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,675,000 1,511,966
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
300,000 248,735
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,491,000 1,297,573
Total 3,058,274
Metals and Mining 0.5%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
434,000 436,776
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
680,000 584,800
Newmont Corp.
2.250%, 10/01/30 174,000 142,751
Novelis Corp.
4.750%, 01/30/30
(a)
580,000 520,790
Nucor Corp.
2.700%, 06/01/30 99,000 85,945
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 81,640
Steel Dynamics, Inc.
3.250%, 01/15/31 94,000 81,847
Vale Overseas Ltd.
3.750%, 07/08/30 34,000 30,291
Total 1,964,840
Midstream 2.2%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 259,257
Cheniere Energy Partners LP
4.000%, 03/01/31 548,000 487,483
Cheniere Energy, Inc.
4.625%, 10/15/28 330,000 310,731
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 682,727
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 118,827
4.375%, 06/15/31
(a)
800,000 695,913
Enbridge, Inc.
3.125%, 11/15/29 327,000 289,681
5.700%, 03/08/33 300,000 304,234
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
956,000 852,837
6.500%, 07/01/27
(a)
209,000 207,965
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 368,000 361,953
ITT Holdings LLC
6.500%, 08/01/29
(a)
413,000 355,683
Kinder Morgan, Inc.
2.000%, 02/15/31 359,000 285,844
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 474,719
MPLX LP
2.650%, 08/15/30 422,000 354,648
National Fuel Gas Co.
2.950%, 03/01/31 36,000 29,329
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
828,000 820,272
ONEOK, Inc.
4.350%, 03/15/29 48,000 44,878
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 236,000 211,360
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 83,636
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 558,000 489,095
TransCanada PipeLines Ltd.
4.250%, 05/15/28 296,000 284,612
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
125,000 108,335
4.125%, 08/15/31
(a)
1,130,000 958,711

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Western Midstream Operating LP
3.100%, 02/01/25 2,000 1,913
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 397,837
3.500%, 11/15/30 102,000 91,344
Total 9,563,824
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 346,000 285,058
Corporate Office Properties LP
2.000%, 01/15/29 123,000 95,432
Highwoods Realty LP
2.600%, 02/01/31 136,000 100,736
Kilroy Realty LP
3.050%, 02/15/30 228,000 181,424
Office Properties Income Trust
2.400%, 02/01/27 27,000 18,276
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 94,513
Total 775,439
Oil Field Services 0.4%
NOV, Inc.
3.600%, 12/01/29 113,000 101,242
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
1,750,000 1,776,121
Total 1,877,363
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 491,267
6.250%, 05/15/26 589,000 552,758
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 335,436
Total 1,379,461
Other Industry 0.1%
Coherent Corp.
5.000%, 12/15/29
(a)
464,000 417,779
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 94,551
Total 512,330
Other REIT 0.5%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 49,286
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 354,461
CubeSmart LP
2.000%, 02/15/31 98,000 76,601
Digital Realty Trust LP
3.600%, 07/01/29 26,000 23,501
EPR Properties
3.750%, 08/15/29 222,000 182,328
Extra Space Storage LP
2.200%, 10/15/30 240,000 192,633
2.550%, 06/01/31 240,000 194,262
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
262,000 236,481
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 258,000 222,222
LXP Industrial Trust
2.700%, 09/15/30 56,000 44,319
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Safehold GL Holdings LLC
2.800%, 06/15/31 110,000 85,677
Service Properties Trust
4.350%, 10/01/24 396,000 380,355
WP Carey, Inc.
2.400%, 02/01/31 150,000 120,818
Total 2,162,944
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 145,000 137,562
Essential Utilities, Inc.
2.704%, 04/15/30 400,000 339,479
Total 477,041
Packaging 1.0%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 360,000 297,913
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
300,000 245,377
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 749,554
Avery Dennison Corp.
2.650%, 04/30/30 282,000 236,201
Ball Corp.
2.875%, 08/15/30 88,000 72,606
3.125%, 09/15/31 280,000 230,408
6.000%, 06/15/29 200,000 200,000
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 382,149
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26
(a)
1,340,000 1,336,252
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
665,000 599,337
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 189,977
Total 4,539,774
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 331,000 271,525
Rayonier LP
2.750%, 05/17/31 150,000 119,878
Suzano Austria GmbH
3.750%, 01/15/31 405,000 347,224
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 81,102
WRKCo, Inc.
3.000%, 06/15/33 280,000 227,536
Total 1,047,265
Pharmaceuticals 1.0%
AbbVie, Inc.
3.200%, 11/21/29 309,000 279,818
Amgen, Inc.
2.000%, 01/15/32 550,000 434,800
5.250%, 03/02/33 800,000 798,189
Biogen, Inc.
2.250%, 05/01/30 175,000 144,420
Jazz Securities DAC
4.375%, 01/15/29
(a)
714,000 635,171
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 537,759
5.125%, 04/30/31
(a)
1,290,000 1,093,274

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Royalty Pharma PLC
2.200%, 09/02/30 200,000 160,894
Viatris, Inc.
2.700%, 06/22/30 228,000 186,110
Zoetis, Inc.
2.000%, 05/15/30 268,000 222,547
Total 4,492,982
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
700,000 696,330
American Financial Group, Inc.
5.250%, 04/02/30 156,000 153,409
Assurant, Inc.
2.650%, 01/15/32 40,000 29,991
Brown & Brown, Inc.
2.375%, 03/15/31 256,000 207,043
Enstar Group Ltd.
3.100%, 09/01/31 101,000 78,620
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 254,029
Fidelity National Financial, Inc.
2.450%, 03/15/31 127,000 100,339
3.400%, 06/15/30 96,000 84,350
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 63,234
Markel Group, Inc.
3.350%, 09/17/29 44,000 39,638
Willis North America, Inc.
4.500%, 09/15/28 121,000 115,869
Total 1,822,852
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 437,274
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 380,000 291,002
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28 150,000 140,955
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 507,622
Phillips 66 Co.
3.150%, 12/15/29 120,000 105,988
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,256
Total 774,821
Restaurants 0.6%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
120,000 109,825
4.000%, 10/15/30
(a)
2,007,000 1,721,760
Starbucks Corp.
2.550%, 11/15/30 395,000 337,287
Yum! Brands, Inc.
3.625%, 03/15/31 168,000 143,761
4.625%, 01/31/32 493,000 446,554
Total 2,759,187
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 78,650
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 74,976
Brixmor Operating Partnership LP
4.050%, 07/01/30 105,000 95,661
4.125%, 05/15/29 110,000 99,238
Kimco Realty OP LLC
2.700%, 10/01/30 29,000 24,069
Kite Realty Group Trust
4.750%, 09/15/30 195,000 178,684
Regency Centers LP
3.700%, 06/15/30 117,000 105,251
Spirit Realty LP
3.200%, 02/15/31 60,000 49,137
STORE Capital Corp.
2.750%, 11/18/30 240,000 175,642
Total 802,658
Retailers 0.9%
Advance Auto Parts, Inc.
3.900%, 04/15/30 134,000 116,910
AutoNation, Inc.
4.750%, 06/01/30 120,000 112,926
AutoZone, Inc.
4.000%, 04/15/30 73,000 67,769
4.750%, 02/01/33 250,000 239,271
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 477,149
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 101,198
Dollar General Corp.
3.500%, 04/03/30 108,000 97,302
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
600,000 523,619
Lowe's Cos., Inc.
2.625%, 04/01/31 250,000 211,091
3.650%, 04/05/29 371,000 345,813
O'Reilly Automotive, Inc.
4.200%, 04/01/30 320,000 301,710
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,000,000 916,437
Ross Stores, Inc.
1.875%, 04/15/31 150,000 118,617
Tractor Supply Co.
5.250%, 05/15/33 250,000 246,666
Total 3,876,478
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 971,221
4.625%, 01/15/27
(a)
247,000 234,116
Total 1,205,337
Technology 4.2%
Amdocs Ltd.
2.538%, 06/15/30 160,000 133,208
Amphenol Corp.
2.800%, 02/15/30 212,000 185,894
Avnet, Inc.
3.000%, 05/15/31 670,000 537,798
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
560,000 512,277

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Block, Inc.
3.500%, 06/01/31 1,104,000 924,856
Broadcom, Inc.
3.137%, 11/15/35
(a)
800,000 613,985
3.469%, 04/15/34
(a)
748,000 612,122
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 140,051
2.900%, 12/01/29 45,000 39,000
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 239,000 208,284
CGI, Inc.
2.300%, 09/14/31 45,000 35,041
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
436,000 389,175
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,500,000 1,350,931
CommScope, Inc.
4.750%, 09/01/29
(a)
1,150,000 884,051
6.000%, 03/01/26
(a)
143,000 131,243
Dell International LLC / EMC Corp.
5.300%, 10/01/29 500,000 498,494
Entegris Escrow Corp.
5.950%, 06/15/30
(a)
600,000 575,095
Equinix, Inc.
2.150%, 07/15/30 476,000 386,078
Fidelity National Information Services, Inc.
2.250%, 03/01/31 190,000 155,015
Fortinet, Inc.
2.200%, 03/15/31 70,000 56,524
Global Payments, Inc.
3.200%, 08/15/29 326,000 287,011
GoTo Group, Inc.
5.500%, 09/01/27
(a)
100,000 57,404
HP, Inc.
2.650%, 06/17/31 506,000 413,574
Imola Merger Corp.
4.750%, 05/15/29
(a)
896,000 786,813
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 232,517
5.250%, 07/15/30
(a)
812,000 734,971
Jabil, Inc.
3.000%, 01/15/31 250,000 212,071
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 109,740
Keysight Technologies, Inc.
3.000%, 10/30/29 75,000 65,986
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 218,087
Leidos, Inc.
2.300%, 02/15/31 350,000 280,010
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 168,439
Micron Technology, Inc.
4.663%, 02/15/30 250,000 236,937
Motorola Solutions, Inc.
4.600%, 05/23/29 296,000 287,586
MSCI, Inc.
3.875%, 02/15/31
(a)
62,000 55,037
NCR Corp.
5.125%, 04/15/29
(a)
647,000 579,040
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
964,000 886,763
NetApp, Inc.
2.700%, 06/22/30 250,000 211,028
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 44,000 38,981
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
971,000 833,850
Oracle Corp.
2.875%, 03/25/31 1,217,000 1,034,473
Qorvo, Inc.
4.375%, 10/15/29 134,000 122,750
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/71
(a),(b)
600,000 302,762
S&P Global, Inc.
4.250%, 05/01/29 151,000 146,961
Sensata Technologies BV
4.000%, 04/15/29
(a)
300,000 265,599
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
677,000 654,127
VMware, Inc.
2.200%, 08/15/31 228,000 178,598
Vontier Corp.
2.950%, 04/01/31 275,000 217,958
Western Union Co. (The)
2.750%, 03/15/31 44,000 34,747
Workday, Inc.
3.800%, 04/01/32 300,000 269,206
Total 18,292,148
Tobacco 0.3%
Altria Group, Inc.
4.800%, 02/14/29 240,000 233,909
BAT Capital Corp.
2.259%, 03/25/28 435,000 376,073
Vector Group Ltd.
5.750%, 02/01/29
(a)
730,000 635,360
Total 1,245,342
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 417,160
GXO Logistics, Inc.
2.650%, 07/15/31 110,000 85,843
Total 503,003
Wireless 1.2%
American Tower Corp.
1.875%, 10/15/30 250,000 196,725
3.800%, 08/15/29 19,000 17,413
Crown Castle, Inc.
2.100%, 04/01/31 430,000 342,217
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 217,015
SBA Communications Corp.
3.125%, 02/01/29 848,000 714,971
3.875%, 02/15/27 472,000 434,762
T-Mobile USA, Inc.
3.875%, 04/15/30 1,757,000 1,614,713
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
334,000 282,557
VMware, Inc.
4.700%, 05/15/30 208,000 197,638

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
1,213,000 1,242,282
Total 5,260,293
Wirelines 1.6%
AT&T, Inc.
2.550%, 12/01/33 1,122,000 865,186
5.400%, 02/15/34 250,000 245,946
Bell Telephone Co. of Canada or Bell Canada (The)
5.100%, 05/11/33 250,000 244,502
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,066,000 903,661
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,170,000 1,098,417
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
760,000 537,836
4.625%, 09/15/27
(a)
251,000 190,669
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
605,000 397,449
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,400,000 1,391,548
Verizon Communications, Inc.
2.355%, 03/15/32 1,520,000 1,213,075
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
54,000 38,615
Total 7,126,904
Total Corporate Bonds
(Cost $233,376,016) 212,764,343
Foreign Government Obligations
(d) ,(e)
25 .3%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 7,497,000 4,003,779
Brazilian Government International Bond
3.875%, 06/12/30 3,567,000 3,198,906
6.000%, 10/20/33 2,300,000 2,281,532
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 4,388,000 4,088,372
Canadian Government Bond
1.250%, 06/01/30 CAD 5,395,000 3,517,226
1.500%, 06/01/31 CAD 705,000 460,050
Colombia Government International Bond
3.125%, 04/15/31 2,500,000 1,956,411
7.500%, 02/02/34 2,375,000 2,402,494
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 4,982,000 4,325,637
Export-Import Bank of India
Series REGS, 3.250%, 01/15/30 307,000 270,235
Series REGS, 2.250%, 01/13/31 2,000,000 1,608,803
French Republic Government Bond OAT
2.500%, 05/25/30 EUR 3,390,000 3,658,507
1.500%, 05/25/31 EUR 525,000 524,178
Gautemala Government Bond
5.375%, 04/24/32 1,000,000 951,101
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 3,071,000 2,399,605
Series REGS, 6.250%, 09/22/32 1,500,000 1,542,226
Indonesia Government International Bond
3.850%, 10/15/30 447,000 420,713
Series REGS, 8.500%, 10/12/35 206,000 267,633
Series REGS, 7.750%, 01/17/38 2,260,000 2,839,930
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Italy Buoni Poliennali Del Tesoro
Series 31Y, 6.000%, 05/01/31 EUR 3,046,000 3,859,973
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 213,807
Series 368, 0.200%, 09/20/32 JPY 326,000,000 2,225,543
Series 366, 0.200%, 03/20/32 JPY 200,000,000 1,372,104
Mexico Government International Bond
2.659%, 05/24/31 4,395,000 3,656,658
Morocco Government International Bond
6.500%, 09/08/33 2,200,000 2,273,305
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 2,324,000 1,324,451
Series 0531, 1.500%, 05/15/31 NZD 4,802,000 2,373,403
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 48,020,000 4,020,456
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 4,000,000 4,044,113
Panama Government International Bond
6.700%, 01/26/36 3,700,000 3,959,886
2.252%, 09/29/32 690,000 531,246
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 940,000 903,656
Series REGS, 2.739%, 01/29/33 1,000,000 802,707
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,500,000 2,482,034
Peruvian Government International Bond
8.750%, 11/21/33 312,000 392,813
2.783%, 01/23/31 3,791,000 3,221,777
3.000%, 01/15/34 894,000 735,060
Philippine Government International Bond
9.500%, 02/02/30 3,766,000 4,730,769
Republic of South Africa Government
International Bond
4.850%, 09/30/29 4,150,000 3,751,171
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 2,832,000 2,373,427
7.125%, 01/17/33 744,000 800,589
Serbia International Bond
Series REGS, 6.500%, 09/26/33 2,000,000 2,006,183
Sharjah Sukuk Program Ltd.
3.200%, 07/13/31 500,000 431,250
3.234%, 10/23/29 1,400,000 1,247,938
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 10,370,000 964,941
Series 1062, 0.125%, 05/12/31 SEK 37,300,000 2,949,828
Series 1061, 0.750%, 11/12/29 SEK 30,000 2,553
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,531,000 3,593,798
0.138%, 06/22/29 CHF 56,000 60,895
United Kingdom Gilt
4.750%, 12/07/30 GBP 2,990,000 3,969,262
Uruguay Government International Bond
5.750%, 10/28/34 1,400,000 1,509,233
4.375%, 01/23/31 2,463,000 2,410,460
Total Foreign Government Obligations
(Cost $118,856,762) 109,912,627
U.S. Government & Agency Obligations 15 .0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.2%
1.500%, 08/15/53
(f)
3,950,000 3,034,248

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
2.000%, 08/15/53
(f)
29,590,000 23,955,185
2.500%, 08/15/53
(f)
11,520,000 9,706,275
3.000%, 08/15/53
(f)
1,290,000 1,128,599
3.500%, 08/15/53
(f)
1,229,000 1,113,469
4.000%, 08/15/53
(f)
3,145,000 2,935,784
4.500%, 08/15/53
(f)
3,610,000 3,456,152
5.000%, 08/15/53
(f)
4,800,000 4,688,813
5.500%, 08/15/53
(f)
2,825,000 2,805,357
Total 52,823,882
Federal Home Loan Mortgage Corporation 2.2%
2.500%, 08/01/50 5,293,595 4,487,013
3.000%, 01/01/50 242,008 213,225
3.000%, 02/01/50 247,204 218,153
3.000%, 08/01/50 3,587,234 3,155,855
3.500%, 08/01/47 457,933 420,661
3.500%, 08/01/49 129,565 118,743
3.500%, 09/01/49 157,987 144,849
3.500%, 10/01/49 173,118 158,655
3.500%, 11/01/49 170,868 156,849
3.500%, 02/01/50 194,999 179,583
4.000%, 08/01/49 136,390 129,231
4.000%, 09/01/49 173,139 163,943
Total 9,546,760
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 227,586 200,925
3.000%, 01/01/50 297,412 262,570
3.000%, 01/01/50 237,755 209,510
3.000%, 02/01/50 233,846 206,402
3.000%, 03/01/50 244,705 215,595
3.500%, 04/01/49 47,625 43,698
3.500%, 08/01/49 134,897 124,373
3.500%, 09/01/49 254,750 233,578
3.500%, 09/01/49 152,528 139,812
3.500%, 10/01/49 161,479 148,822
3.500%, 12/01/49 181,972 166,707
3.500%, 02/01/50 183,755 169,260
4.000%, 09/01/47 197,934 188,200
4.000%, 03/01/48 359,667 341,750
4.000%, 05/01/49 39,264 37,188
Total 2,688,390
Total U.S. Government & Agency
Obligations
(Cost $66,697,850) 65,059,032
U.S. Treasury Obligations 20 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 10.2%
3.494%, 08/10/23 25,000,000 24,967,075
5.405%, 10/12/23 10,000,000 9,894,535
5.479%, 01/18/24 10,000,000 9,751,955
Total 44,613,565
U.S. Treasury Bond 7.0%
2.250%, 02/15/52 1,510,000 1,058,888
2.375%, 02/15/42 14,186,000 10,821,258
2.875%, 05/15/52 3,058,000 2,462,168
3.000%, 08/15/52 1,985,000 1,640,416
3.250%, 05/15/42 13,702,000 11,982,827
3.625%, 02/15/53 1,828,000 1,705,467
3.625%, 05/15/53 859,000 802,628
4.000%, 11/15/52 37,000 36,983
Total 30,510,635
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
U.S. Treasury Note 2.9%
1.875%, 02/15/32 2,627,000 2,230,898
2.750%, 08/15/32 1,283,000 1,164,723
2.875%, 05/15/32 2,161,000 1,985,081
3.375%, 05/15/33 2,077,000 1,980,614
3.500%, 02/15/33 3,056,000 2,945,220
4.125%, 11/15/32 2,143,000 2,167,444
Total 12,473,980
Total U.S. Treasury Obligations
(Cost $91,851,535) 87,598,180
Money Market Funds 1 .7%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.128%
(g)
7,491,011 7,491,011
Total Money Market Funds
(Cost $7,491,011) 7,491,011
Total Investments in Securities
(Cost $518,273,174) 482,825,193
Other Assets & Liabilities, Net (47,892,980)
Net Assets 434,932,213

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2023 13
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to
$114,131,109, which represents 26.24% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT290_10_N01_(09/23)
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